NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Cashflows from leases (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Within operating activities	¥ 65,426
Within financing activities	3,032,106
Total cash outflow from leases	¥ 3,097,532